Schedule of Subsidiaries of Company (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Pine Ridge Group Limited [Member]
Place and date formation	British Virgin Islands (“BVI”)	British Virgin Islands (“BVI”)
Percentage of ownership	100.00%	100.00%
Principal activities	Investment holding	Investment holding
Chrome Fields I Inc [Member]
Place and date formation	Delaware	Delaware
Percentage of ownership	100.00%	100.00%
Principal activities	Investment holding	Investment holding
Chrome Fields II Inc [Member]
Place and date formation	Delaware	Delaware
Percentage of ownership	100.00%	100.00%
Principal activities	Investment holding	Investment holding
FSC Clearwater LLC [Member]
Place and date formation	Florida	Florida
Percentage of ownership	100.00%	100.00%
Principal activities	Operation of golf course and selling of food and beverages and merchandise (Kissimmee Bay Country Club)	Operation of golf course and selling of food and beverages and merchandise (Kissimmee Bay Country Club)
FSC Clearwater II LLC [Member]
Place and date formation	Florida	Florida
Percentage of ownership	100.00%	100.00%
Principal activities	Operation of golf course and selling of food and beverages and merchandise (Remington Golf Club)	Operation of golf course and selling of food and beverages and merchandise (Remington Golf Club)
Allied Target Limited [Member]
Place and date formation	BVI
Percentage of ownership	100.00%
Principal activities	Investment holding
Great Harvest Finance Limited [Member]
Place and date formation	Hong Kong
Percentage of ownership	100.00%
Principal activities	Inactive